Average Annual Total Returns - Morningstar Multi-Sector Bond Fund	Morningstar Multisector Bond Fund Since Inception	Morningstar Multisector Bond Fund 1 Year	Morningstar Multisector Bond Fund Inception Date	Morningstar Multisector Bond Fund Return After Taxes on Distributions Since Inception	Morningstar Multisector Bond Fund Return After Taxes on Distributions 1 Year	Morningstar Multisector Bond Fund Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Morningstar Multisector Bond Fund Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Morningstar Multisector Bond Blended Index (reflects no deduction for fees, expenses, or taxes) Since Inception		Morningstar Multisector Bond Blended Index (reflects no deduction for fees, expenses, or taxes) 1 Year
Total	7.75%	6.45%	Nov. 02, 2018	5.86%	5.23%	5.10%	3.77%	8.71%	[1]	5.72%	[1]

[1]	The Morningstar Multisector Bond Blended Index is composed of 50% Bloomberg Barclays U.S. Corporate High Yield Index, 25% J.P. Morgan EMBI Global TR Index, and 25% J.P. Morgan Government Bond Index-Emerging Markets Global Diversified. The Bloomberg Barclays U.S. Corporate High Yield Index represents the universe of fixed rate, non-investment grade securities in which the Fund invests. The J.P. Morgan EMBI Global TR Index tracks total returns for US dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds. The J.P. Morgan Government Bond Index-Emerging Markets Global Diversified is a global local Emerging Markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure.